Segment Information - Summary of expense categories regularly reviewed by the CODM (Details) - USD ($)			3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
		Feb. 25, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General and administrative costs
Total general and administrative costs		$ 33,697	$ 184,418		$ 249,667
OHB Pediatrics Ltd [Member]
General and administrative costs
Personnel costs							$ 643,000	$ 51,000	$ 167,000	$ 0
Professional Fees							2,051,000	659,000	1,102,000
Other general and administrative costs	[1]						119,000	0	28,000	15,000
Total general and administrative costs						$ 15,000	2,813,000	710,000	1,297,000	15,000
Research and development costs
License costs							0	500,000	4,000,000	0
Clinical research							8,595,000	1,310,000	8,211,000	342,000
Personnel costs							2,066,000	394,000	2,068,000	0
Other research and development costs	[2]						34,000	6,000	23,000	0
Total research and development costs				$ 1,000,000		342,000	10,695,000	2,210,000	14,302,000	342,000
Total operating expenses						$ 357,000	$ 13,508,000	$ 2,920,000	$ 15,599,000	$ 357,000

[1]	Other general and administrative expenses include, but are not limited to, public company reporting requirements and other general operating expenses.
[2]	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.